UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	January 31, 2008

Date of reporting period:	April 30, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments • April 30, 2007 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE
	U.S. Government Agency - Discount Notes (61.3%)
$24,554	Federal Farm Credit Banks	5.23 - 5.27%	07/09/07 - 11/21/07	$24,121,120
409,000	Federal Home Loan Banks	5.06 - 5.12	05/01/07 - 02/19/08	408,924,280
1,738	Federal Home Loan Mortgage Corp.	5.11	06/26/07	1,724,563
1,000	Federal National Mortgage Assoc.	5.23	11/30/07	970,298

	Total U.S. Government Agency - Discount Notes (Cost $435,740,261)			435,740,261

	U.S. Government Agency - Floating Rate Notes (15.4%)
25,000	Federal Farm Credit Banks	5.25 - 5.27†	05/20/07 - 05/21/07*	25,012,056
63,500	Federal Home Loan Banks	5.17 - 5.22†	05/14/07 - 06/18/07*	63,471,768
21,500	Federal Home Loan Mortgage Corp.	5.21†	06/17/07*	21,498,075

	Total U.S. Government Agency - Floating Rate Notes (Cost $109,981,899)			109,981,899

	U.S. Government Agency - Debenture Bonds (11.0%)
58,400	Federal Home Loan Banks	5.04 - 5.29	05/18/07 - 04/18/08	58,180,652
14,250	Federal Home Loan Mortgage Corp.	5.19 - 5.23	10/15/07 - 03/26/08	14,198,562
5,600	Federal National Mortgage Assoc.	5.22	09/07/07	5,562,122

	Total U.S. Government Agency - Debenture Bonds Cost $77,941,336)			77,941,336

	Repurchase Agreements (12.4%)
10,000	Barclays Capital Inc. (dated 02/27/07; proceeds $10,133,467) (a)	5.28	05/29/07	10,000,000
10,000	Deutsche Bank Securities, Inc. (dated 02/14/07; proceeds $10,265,000) (b)	5.30	08/13/07	10,000,000
10,000	Goldman Sachs & Co. (dated 02/06/07; proceeds $10,265,969) (c)	5.29	08/06/07	10,000,000
10,000	Goldman Sachs & Co. (dated 02/21/07; proceeds $10,263,500) (d)	5.27	08/20/07	10,000,000
48,000	Wachovia Capital Markets LLC (dated 04/30/07; proceeds $48,006,987) (e)	5.24	05/01/07	48,000,000

	Total Repurchase Agreements (Cost $88,000,000)			88,000,000

	Total Investments (Cost $711,663,496) (f)		100.1%	711,663,496

	Liabilities in Excess of Other Assets		(0.1)	(869,250)

	Net Assets		100.0%	$710,794,246

†	Rates shown are rates in effect at April 30, 2007.
*	Date of next interest rate reset.
(a)	Collateralized by Federal National Mortgage Assoc. 6.00% due 07/01/36 valued at $10,200,000.
(b)	Collateralized by Federal Mortgage Acceptance Corp. 5.00 - 6.00% due 08/01/35 - 10/01/35 valued at $10,200,000.
(c)	Collateralized by Federal National Mortgage Assoc. 4.50 - 6.00% due 01/01/20 - 02/01/35 valued at $10,200,000.
(d)	Collateralized by Federal National Mortgage Assoc. 5.50 - 7.00% due 10/01/20 - 04/01/37 valued at $10,200,000.
(e)	Collateralized by Federal Mortgage Acceptance Corp. 4.81 - 5.87% due 10/01/12 - 12/01/34 valued at $48,960,000.
(f)	Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007